Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
(Earnings) Loss before income taxes	$ 17,502	$ (24,721)	$ 20,625
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (4,725)	$ 6,675	$ (5,569)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	432	448	552
Share issuance costs	(246)	(37)	(60)
Adjustment to tax estimates	934	114	1,170
Amortization of flow-through share premium	(903)	(844)	(1,220)
Flow-through expenditures renunciation	1,995	1,934	2,856
Difference in future and foreign tax rates	42	81	(172)
Sale of Homestake Resource Corporation	0	(3,021)	0
Other	503	497	(2,948)
Increase (decrease) in unrecognized tax asset	1,679	(6,034)	1,556
Income tax expense (recovery)	$ (289)	$ (187)	$ (3,835)